LVIP American Balanced Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund

LVIP American Global Balanced Allocation Managed Risk Fund	LVIP Vanguard International Equity ETF Fund

LVIP American Global Growth Allocation Managed Risk Fund	LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Growth Allocation Fund	LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP American Income Allocation Fund	LVIP BlackRock Global Allocation V.I. Managed Risk Fund

LVIP American Preservation Fund	LVIP Blended Core Equity Managed Volatility Fund

LVIP Dimensional/Vanguard Total Bond Fund	LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Global Conservative Allocation Managed Risk Fund	LVIP Blended Mid Cap Managed Volatility Fund

LVIP Global Growth Allocation Managed Risk Fund	LVIP ClearBridge Large Cap Managed Volatility Fund

LVIP Global Income Fund	LVIP Dimensional International Equity Managed Volatility Fund

LVIP Global Moderate Allocation Managed Risk Fund	LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Managed Risk Profile 2010 Fund	LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Managed Risk Profile 2020 Fund	LVIP Franklin Templeton Value Managed Volatility Fund

LVIP Managed Risk Profile 2030 Fund	LVIP Invesco Diversified Equity-Income Managed Volatility Fund

LVIP Managed Risk Profile 2040 Fund	LVIP Invesco Select Equity Managed Volatility Fund

LVIP Managed Risk Profile 2050 Fund	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP SSGA Conservative Index Allocation Fund	LVIP MFS International Equity Managed Volatility Fund

LVIP SSGA Conservative Structured Allocation Fund	LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP SSGA Moderate Index Allocation Fund	LVIP Select Core Equity Managed Volatility Fund

LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA International Managed Volatility Fund

LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA Moderately Aggressive Structured Allocation Fund	LVIP SSGA SMID Cap Managed Volatility Fund

LVIP U.S. Growth Allocation Managed Risk Fund	LVIP VIP Mid Cap Managed Volatility Portfolio
(each, a “Fund”, and together, the “Funds”) Supplement Dated September 2, 2016 to the Summary Prospectuses

This Supplement updates certain information in the Summary Prospectuses for the Funds. You may obtain copies of the Funds’ Summary Prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Summary Prospectuses and other important records.

Revisions to the Summary Prospectuses for the Funds:

Effective September 2, 2016, all references to Patrick McAllister are removed.